Income Taxes - Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ (1.9)	$ 3.5	$ 11.8
Foreign	4.6	7.4	18.4
State	0.0	0.1	0.0
Total current	2.7	11.0	30.2
Deferred:
Federal	(0.9)	1.2	(0.1)
Foreign	(7.4)	(4.8)	(2.9)
State	(0.1)	0.2	(0.1)
Total deferred	(8.4)	(3.4)	(3.1)
Total	$ (5.7)	$ 7.6	$ 27.1